Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 8,108
2018	8,102
2019	4,082
Total future minimum lease payments	$ 20,292